INVESTMENT ADVISER
STCM MANAGEMENT COMPANY, INC.
380 Madison Avenue, Suite 2300
New York, New York 10017

ADMINISTRATOR
AQUILA MANAGEMENT CORPORATION
380 Madison Avenue, Suite 2300
New York, New York 10017

DISTRIBUTOR
AQUILA DISTRIBUTORS, INC.
380 Madison Avenue, Suite 2300
New York, New York 10017

TRUSTEES
Lacy B. Herrmann, Chairman
Theodore T. Mason, Vice Chairman
Paul Y. Clinton
Diana P. Herrmann
Anne J. Mills
Cornelius T. Ryan

OFFICERS
Lacy B. Herrmann, President
Charles E. Childs, III, Senior Vice President
Diana P. Herrmann, Vice President
John M. Herndon, Vice President & Assistant Secretary
Rose F. Marotta, Chief Financial Officer
Richard F. West, Treasurer
Edward M.W. Hines, Secretary
Patricia A. Craven, Assistant Secretary

TRANSFER AND SHAREHOLDER SERVICING AGENT
PFPC INC.
400 Bellevue Parkway
Wilmington, Delaware 19809

CUSTODIAN
BANK ONE TRUST COMPANY, N.A.
100 East Broad Street
Columbus, Ohio 43271

INDEPENDENT AUDITORS
KPMG PEAT MARWICK LLP
345 Park Avenue
New York, New York 10154


Further information is contained in the Prospectus, which must precede or accompany this report.


SEMI-ANNUAL
REPORT
DECEMBER 31, 1997

A CASH MANAGEMENT INVESTMENT

CAPITAL CASH
MANAGEMENT TRUST

(Logo of Capital Cash Management Trust)

(Logo of Aquila Group of Funds: eagle's head)

ONE OF THE
AQUILAsm GROUP OF FUNDS

                       Capital Cash Management Trust

                            SEMI-ANNUAL REPORT


                                                          February 13, 1998


Dear Investor:

     We are pleased to provide you with the Semi-Annual Report for Capital Cash Management Trust for the six-month period ended December 31, 1997.

     Domestic economic activity continues to exhibit few signs of a marked slowdown. Indeed, real Gross Domestic Product - the total U.S. output of goods and service - grew a robust 4.3% in the fourth quarter of 1997, while the pace of job creation accelerated and the nations unemployment rate stood at a remarkably low 4.7%. Consumer confidence remains near record high levels while personal consumption continues to be stronger than expected due partially to the explosive growth in home refinancing which has been aided by the low interest rate environment.

     Federal Reserve Board Chairman, Alan Greenspan, has not given up warning that inflation remains a threat to the 7-year economic expansion, but his recent comments suggest that the expected impact of Asia's financial woes on U.S. growth and inflation may be enough to forestall any tightening of monetary policy by the Federal Reserve until later in 1998.

     While the securities markets remain volatile, Capital Cash Management Trust continues to provide competitive returns to alternative short-term investment opportunities without wavering from its conservative investment approach. As of the end of the six-month period, the Trust's seven-day yield was 5.39% compared to 4.86% for the same period ended December 31, 1996 and 4.97% as of June 30, 1997.

     Looking forward, we are optimistic that the Trust will continue to provide investors attractive yields compared to alternative money market investments. Through alertness to market opportunities, the Trust can produce a highly competitive return for its investors without compromising safety.

     All associated with Capital Cash Management Trust pledge to you our continued diligence in the operation of the Trust for your benefit. Your confidence in Capital Cash Management Trust is most valued and appreciated.


                         Sincerely,

  /s/ Lacy B. Herrmann              /s/ Charles E. Childs, III
  Lacy B. Herrmann                  Charles E. Childs, III
  President and Chairman of         Senior Vice President and
   the Board of Trustees             Portfolio Manager

                     CAPITAL CASH MANAGEMENT TRUST
                         STATEMENT OF INVESTMENTS
                     December 31, 1997 (unaudited)

     Face
    Amount  Commercial Paper - 17.7%                                 Value

            Automotive - 3.0%
  $45,000   Ford Motor Credit Corp., 5.56%, 02/02/98.............     $44,778


            Finance - 5.0%
   75,000   American General Finance Corp., 5.80%, 01/05/98......      74,951

            Insurance - 5.0%
   75,000   Prudential Funding Corp., 5.85%, 01/21/98.............     74,756

            Travel & Leisure Services - 4.7%
   70,000   American Express Credit Corp., 5.70%, 01/02/98........     69,989

                 Total Commercial Paper...........................    264,474

            U.S. Government Agency Discount Notes - 83.6%
   25,000   Federal Farm Credit Bank, 5.59%, 01/06/98.............     24,981
   85,000   Federal Farm Credit Bank, 5.64%, 01/23/98.............     84,707
   95,000   Federal Farm Credit Bank, 5.48%, 02/24/98.............     94,219
   25,000   Federal Home Loan Mortgage Corporation, 5.34%, 01/06/98    24,982
  100,000   Federal Home Loan Mortgage Corporation, 5.48%, 01/08/98    99,894
   50,000   Federal Home Loan Mortgage Corporation, 5.70%, 01/12/98    49,912
   50,000   Federal Home Loan Mortgage Corporation, 5.70%, 01/14/98    49,897
   70,000   Federal Home Loan Mortgage Corporation, 5.70%, 01/20/98    69,790
   90,000   Federal Home Loan Mortgage Corporation, 5.65%, 01/29/98    89,605
   50,000   Federal Home Loan Mortgage Corporation, 5.65%, 02/17/98    49,631
   74,000   Federal Home Loan Mortgage Corporation, 5.65%, 02/25/98    73,361
   58,000   Federal National Mortgage Association, 5.49%, 01/09/98     57,929
   75,000   Federal National Mortgage Association, 5.49%, 01/15/98     74,840
   80,000   Federal National Mortgage Association, 5.70%, 01/15/98     79,822
   25,000   Federal National Mortgage Association, 5.90%, 01/20/98     24,922
   60,000   Federal National Mortgage Association, 5.62%, 02/05/98     59,672
   25,000   Federal National Mortgage Association, 5.65%, 02/05/98     24,863
   70,000   Federal National Mortgage Association, 5.65%, 02/06/98     69,605
   95,000   Federal National Mortgage Association, 5.62%, 02/12/98     94,377
   50,000   Federal National Mortgage Association, 5.65%, 02/18/98     49,623

              Total U.S. Government Agency Discount Notes           1,246,632

              Total Investments  (cost $1,511,106*)....... 101.3%   1,511,106

              Liabilities in excess of other assets.......  (1.3)     (19,110)

              Net Assets ................................. 100.0%  $1,491,996

                   (*) Cost for Federal tax purposes is identical.

                 See accompanying notes to financial statements

                       CAPITAL CASH MANAGEMENT TRUST


STATEMENT OF ASSETS AND LIABILITIES
December 31, 1997 (unaudited)

ASSETS
Investments at value (cost  $1,511,106) . . . . . . .            $  1,511,106
Cash . . . . .. . . . . . . . . . . . . . . . . . . .                   2,741
Due from Administrator for reimbursement of expenses (note 2)           8,031
Other assets. . . . . . . . . . . . . . . . . . . . .                   4,017
     Total assets . . . . . . . . . . . . . . . . . .               1,525,895

LIABILITIES
Accrued expenses. . . . . . . . . . . . . . . . . . .                  26,584
Dividends payable . . . . . . . . . . . . . . . . . .                   7,315
     Total liabilities. . . . . . . . . . . . . . . .                  33,899

NET ASSETS (equivalent to $1.00 per share on 1,491,996 shares
  outstanding)                                                   $  1,491,996

Net Assets consist of:
     Capital Stock - Authorized an unlimited number of shares,
       par value $.01 per share                                 $      14,920
     Additional paid-in capital . . . . . . . . . . .               1,477,076
                                                                 $  1,491,996



STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 1997 (unaudited)

INVESTMENT INCOME:
   Interest Income. . . . . . . . . . . . . . . . .                  $ 42,526

EXPENSES:
   Investment Adviser fees (note 2) . . . . . . . .       $   1,523
   Administrator fees (note 2). . . . . . . . . . .           1,142
   Trustees' fees and expenses . . . . . . . . . .           13,000
   Legal fees . . . . . . . . . . . . . . . . . . .          11,000
   Audit and accounting fees. . . . . . . . . . . .           9,000
   Transfer and shareholder servicing agent fees. .           7,400
   Registration fees and dues . . . . . . . . . . .           7,000
   Custodian fees (note 4). . . . . . . . . . . . .           3,016
   Shareholders' reports and proxy statements . . .           3,000
   Miscellaneous. . . . . . . . . . . . . . . . . .           2,000
                                                             58,081

   Investment Advisory fees waived (note 2) . . . .          (1,523)
   Administration fees waived (note 2). . . . . . .          (1,142)
   Reimbursement of expenses by Administrator (note 2)      (52,340)
   Expenses paid indirectly (note 4). . . . . . . .             (31)
   Net expenses . . . . . . . . . . . . . . . . . .                     3,045

       NET INVESTMENT INCOME. . . . . . . . . . . .                  $ 39,481

            See accompanying notes to financial statements.

                       CAPITAL CASH MANAGEMENT TRUST
                    STATEMENTS OF CHANGES IN NET ASSETS
                              (unaudited)

                                                   Six Months       Year
                                                   Ended December   Ended June
FROM INVESTMENT ACTIVITIES:                        31, 1997         30, 1997
Net investment income . . . . . . . . . . . .          $  39,481    $  83,783
Dividends to shareholders ($ 0.0218 and $ .0489
  per share, respectively)  . . . . . . . . .            (39,481)     (83,783)
Change in net assets derived from investment
  activities                                                ----        -----

FROM CAPITAL SHARE TRANSACTIONS:
                                    SHARES
                           Six Months      Year
                           Ended December  Ended June
                           31, 1997        30, 1997
Proceeds from shares sold   848,744        1,446,854      848,744  1,446,854
Reinvested dividends         37,215           83,694       37,215     83,694
Cost of shares redeemed    (829,119)      (1,860,327)    (829,119) (1,860,327)
Change in shares and net
    assets from capital
    share transactions       56,840         (329,779)      56,840    (329,779)
Change in net assets                                       56,840    (329,779)

NET ASSETS:
Beginning of period                                     1,435,156   1,764,935

End of period                                         $ 1,491,996 $ 1,435,156

              See accompanying notes to financial statements.

                       CAPITAL CASH MANAGEMENT TRUST
                       NOTES TO FINANCIAL STATEMENTS
                                (unaudited)


1.  Summary of Significant Accounting Policies

      Capital Cash Management Trust (the "Trust") is a Massachusetts business trust established on August 20, 1976 as a successor to the money-market fund, the STCM Corporation, which commenced operations on July 8, 1974.

      The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

  a) Portfolio valuation: The Trust's portfolio securities are valued by the amortized cost method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"), which, after considering accrued interest thereon, approximates market. Under this method, a portfolio security is valued at cost, adjusted for amortization of premiums and accretion of discounts. Amortization of premiums and accretion of discounts are included in interest income.

  b) Securities transactions and related investment income: Security transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premiums and accretion of discounts as discussed in the preceding paragraph.

  c) Federal income taxes: It is the policy of the Trust to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

  d) Repurchase agreements: It is the Trust's policy to monitor closely the creditworthiness of all firms with which it enters into repurchase agreements, and to take possession of, or otherwise perfect its security interest in, securities purchased under agreements to resell. The securities purchased under agreements to resell are marked to market every business day so that the value of the "collateral" is at least equal to the value of the "loan" (repurchase agreements being defined as "loans" in the 1940 Act), including the accrued interest earned thereon, plus sufficient additional market value as is considered necessary to provide a margin of safety.

  e) Use of estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.  Management Fee and Other Transactions with Affiliates

    STCM Management Company, Inc. (the "Adviser") became Investment Adviser to the Trust in February, 1992. In this role, under an Investment Advisory Agreement, the Adviser supervises the Trust's investments and provides various services for which they receive a fee which is payable monthly and computed on the net assets of the Trust at the annual rate of 0.20% of the Trust's average daily net assets. The Trust also has an Administration Agreement with Aquila Management Corporation (the "Administrator") to provide all administrative services to the Trust other than those relating to the investment portfolio and the accounting records. The Administrator receives a fee for such services which is payable monthly and computed on the net assets of the Trust at the annual rate of 0.15% of the Trust's average daily net assets. Details regarding the services provided by the Adviser and the Administrator are provided in the Trust's Prospectus and Statement of Additional Information.


                       CAPITAL CASH MANAGEMENT TRUST
NOTES TO FINANCIAL STATEMENTS (continued)

    The Adviser and the Administrator each has agreed that the above fees shall be reduced, but not below zero, by an amount equal to its proportionate share (determined on the basis of the respective fees computed as described above) of the amount, if any, by which the total expenses of the Trust in any fiscal year, exclusive of taxes, interest, and brokerage fees, shall exceed the lesser of (i) 1.5% of the first $30 million of average annual net assets of the Trust plus 1% of its average annual net assets in excess of $30 million, or (ii) 25% of the Trust's total annual investment income. No such reduction in fees was required during the six months ended December 31, 1997 inasmuch as the Adviser and the Administrator voluntarily waived their entire fees in the amount of $1,523 and $1,142, respectively.
In addition, in order to comply with this expense limitation, the Administrator reimbursed expenses in the amount of $44,754. Also, the Administrator has undertaken to waive fees or reimburse the Trust to the extent that annual expenses exceed 0.60 of 1% of average net assets in any fiscal year and therefore reimbursed expenses in the additional amount of $6,060. Further, the Administrator voluntarily reimbursed expenses of $1,526, bringing the total expense reimbursement for the six months ended December 31, 1997 to $52,340. Of this amount, $44,309 was paid prior to December 31, 1997 and the balance of $8,031 was paid in early January, 1998.

     Under a Distribution Agreement, Aquila Distributors, Inc. (the "Distributor") serves as the exclusive distributor of the Trust's shares. No compensation or fees are paid to the Distributor for such share distribution.

3. Distributions

     The Trust declares dividends daily from net investment income and makes payment monthly in additional shares at the net asset value per share or in cash, at the shareholder's option.

4. Custodian Fees

     The Trust has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees whenever there are uninvested cash balances. During the six months ended December 31, 1997, the Trust's custodian fees amounted to $3,016, of which $31 was offset by such credits. It is the general intention of the Trust to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit with the custodian.


Report of the Special Meeting of Shareholders (unaudited)

     A special meeting of shareholders of Capital Cash Management Trust (the "Trust") was held on December 10, 1997.* At the meeting, the following matters were submitted to a shareholder vote and approved:

(i) the approval of a proposed amendment to the Trust's Declaration of Trust to authorize creation of classes of shares (votes for: 923,485.85 (97.25%); votes against: 8,781.78 (0.92%); abstentions: 17,308.94 (1.82%);
     broker non-votes: 0.00 (0.00%)), and

(ii) the approval of proposed modifications of the Trust's policies regarding investment of more than 5% of the Trust's assets in the securities of a single Issuer (votes for: 872,858.61 (91.92%); votes against: 13,749.25 (1.45%); abstentions: 62,968.71 (6.63%); broker non-votes: 0.00 (0.00%)).


* On the record date for this meeting, 1,545,025.62 shares of the Trust were outstanding and entitled to vote. The holders of 949,576.57 shares (61.46%) entitled to vote were present in person or by proxy at the meeting.

                       CAPITAL CASH MANAGEMENT TRUST
                           FINANCIAL HIGHLIGHTS
                                (unaudited)

For a share outstanding throughout each period

                     Six Months Ended
                       December 31,           Year Ended June 30,
                           1997      1997     1996     1995     1994     1993
Net Asset Value,
  Beginning of Period   $  1.0000 $ 1.0000 $ 1.0000 $ 1.0000 $ 1.0000 $ 1.0000
Income from Investment
  Operations:
  Net investment income    0.0218   0.0489   0.0518   0.0497   0.0309   0.0310
Less Distributions:
  Dividends from net
    investment income    (0.0218) (0.0489) (0.0518) (0.0497) (0.0309) (0.0310)

Net Asset Value,
  End of Period         $  1.0000 $ 1.0000 $ 1.0000 $ 1.0000 $ 1.0000 $ 1.0000

Total Return               2.64%+    5.00%    5.29%    5.09%    3.14%    3.14%

Ratios/Supplemental Data
  Net Assets, End of
   Period
   (in thousands)         $ 1,492   $1,435   $1,765   $1,660   $1,713  $ 1,744
  Ratio of Expenses to
   Average Net Assets      0.40%*    0.40%    0.40%    0.40%    0.28%    0.09%
  Ratio of Net
   Investment Income to
   Average Net Assets      5.18%*    4.89%    5.17%    5.00%    3.08%    3.11%
Net investment income (loss) per share and the ratios of income and expenses to average net assets without the Adviser's and Adminstrator's voluntary waiver of fees, the Adminstrator's expense reimbursement and the expense offset in custodian fees for uninvested cash balances would have been:

  Net Investment Income
    (Loss)               ($0.0086)($0.0119)($0.0018)$ 0.0038($0.0137)($0.0221)
  Ratio of Expenses to
    Average Net Assets      7.62%*    6.49%    5.75%   5.02%    4.73%    5.41%
  Ratio of Net Investment
   Income (Loss) to
   Average Net Assets     (2.04%)*  (1.19%)  (0.18%)   0.38%  (1.37%)  (2.21%)

     + Not annualized.
     *  Annualized.

            See accompanying notes to financial statements.